Subsequent events (Details 6) - bbl bbl in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	10,470	9,878	8,816
Net Proved developed reserves		5,686	5,833
Net Proved Undeveloped reserves	5,347	4,192	2,983
Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,109	5,670	5,814
Net Proved developed reserves	15	16	18
Net Proved Undeveloped reserves	5,345	4,190	2,982
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	1
Total Consolidated And Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,124
Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,093	5,656	5,810
Net Proved Undeveloped reserves	5,330	4,173	2,982
South America Outside Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	16	14	5
Net Proved Undeveloped reserves	14	17
North America [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	15	16	18
North America [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	1
Crude Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	8,926	8,425	7,552
Net Proved developed reserves	4,200	4,727	4,875
Net Proved Undeveloped reserves	4,726	3,698	2,678
Crude Oil 1 [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,186	4,712	4,858
Net Proved developed reserves	14	15	17
Net Proved Undeveloped reserves	4,724	3,696	2,676
Crude Oil 1 [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	1
Crude Oil 1 [Member] | Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,185	4,711	4,858
Net Proved Undeveloped reserves	4,723	3,695	2,676
Crude Oil 1 [Member] | South America Outside Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	1	1
Net Proved Undeveloped reserves	1	1
Crude Oil 1 [Member] | North America [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	14	15	17
Crude Oil 1 [Member] | North America [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	1
Natural Gas [member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	9,267	8,639	7,580
Net Proved developed reserves	5,543	5,675	5,747
Net Proved Undeveloped reserves	3,724	2,964	1,833
Natural Gas [member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,538	5,669	5,740
Net Proved developed reserves	5	6	7
Net Proved Undeveloped reserves	3,723	2,963	1,833
Natural Gas [member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	1	1	1
Natural Gas [member] | Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,447	5,591	5,714
Net Proved Undeveloped reserves	3,641	2,865	1,833
Natural Gas [member] | South America Outside Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	91	79	26
Net Proved Undeveloped reserves	82	98
Natural Gas [member] | North America [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5	6	7
Natural Gas [member] | North America [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	1	1	1
Synthetic Oil [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		10
Net Proved developed reserves		10
Synthetic Oil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		10
Synthetic Oil [Member] | Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		10
Synthetic Gas [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		18
Net Proved developed reserves		18
Synthetic Gas [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		18
Synthetic Gas [Member] | Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves		18